FIRST INVESTORS LIFE SERIES SPECIAL SITUATIONS FUND
FIRST INVESTORS LIFE SERIES SPECIAL SITUATIONS FUND
SUPPLEMENT DATED SEPTEMBER 23, 2013

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2013

1.	In “The Funds Summary Section” for the Special Situations Fund on page 32 under the heading “Principal Investment Strategies”, the first two paragraphs are deleted and replaced with the following:

The Fund invests primarily in common stocks of small-size companies that the Fund’s adviser believes are undervalued, and generally invests in companies that are experiencing a “special situation” that makes them undervalued relative to their long-term potential. Developments creating special situations may include mergers, spin-offs, litigation resolution, new products, or management changes. The Fund may also invest in stocks of mid-size or large companies.

The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.